Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficits) Equity		Class A Ordinary Shares CNY (¥) shares		Class B Ordinary Shares CNY (¥) shares		Additional Paid-in Capital CNY (¥)	Retained earnings (Accumulated Deficits) CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	CNY (¥)	USD ($)
Balance at Jun. 30, 2022		¥ 8,820	[1]	¥ 8,817	[1]	¥ 113,111,157	¥ (94,446,003)		¥ 18,682,791
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	13,183,308		13,155,570
Contribution from shareholders			[1]		[1]	600,000			600,000
Share based compensation			[1]		[1]	531,100			531,100
Net income (loss)			[1]		[1]		8,911,788		8,911,788
Foreign exchange adjustments
Balance at Dec. 31, 2022		¥ 8,820	[1]	¥ 8,817	[1]	114,242,257	(85,534,215)		28,725,679
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	13,183,308		13,155,570
Balance at Jun. 30, 2023		¥ 8,820	[1]	¥ 12,204	[1]	168,973,780	(137,544,783)	5,118	31,455,139
Balance (in Shares) at Jun. 30, 2023 | shares	[1]	13,183,308		16,816,692
Adjustments due to the adoption of ASC 326			[1]		[1]		(7,548,214)		(7,548,214)
Net income (loss)			[1]		[1]		(8,546,000)		(8,546,000)	$ (1,203,678)
Foreign exchange adjustments			[1]		[1]			(1,513)	(1,513)	(213)
Balance at Dec. 31, 2023		¥ 8,820	[1]	¥ 12,204	[1]	¥ 168,973,780	¥ (153,638,997)	¥ 3,605	¥ 15,359,412	$ 2,163,327
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	13,183,308		16,816,692

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares.